Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000169819 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Income Opportunities ETF
Class Name	First Trust Income Opportunities ETF
Trading Symbol	FCEF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Income Opportunities ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCEF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCEF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Income Opportunities ETF	$43(1)	0.85%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 43	[1]
Expense Ratio, Percent	0.85%	[1],[2]
Net Assets	$ 43,148,406
Holdings Count | Holding	55
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$43,148,406
Total number of portfolio holdings	55
Portfolio turnover rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments and percentage of net assets, respectively, of the Fund.
Top Ten Holdings
Eaton Vance Tax-Advantaged Global Dividend Income Fund	4.0%
Invesco Variable Rate Investment Grade ETF	3.8%
abrdn Healthcare Opportunities Fund	3.6%
abrdn Healthcare Investors	3.4%
abrdn Global Infrastructure Income Fund	3.3%
John Hancock Tax-Advantaged Dividend Income Fund	3.2%
Eaton Vance Tax-Advantaged Dividend Income Fund	3.2%
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	3.2%
Source Capital, Inc.	3.1%
FS Credit Opportunities Corp.	3.1%
Fund Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Eaton Vance Tax-Advantaged Global Dividend Income Fund	4.0%
Invesco Variable Rate Investment Grade ETF	3.8%
abrdn Healthcare Opportunities Fund	3.6%
abrdn Healthcare Investors	3.4%
abrdn Global Infrastructure Income Fund	3.3%
John Hancock Tax-Advantaged Dividend Income Fund	3.2%
Eaton Vance Tax-Advantaged Dividend Income Fund	3.2%
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	3.2%
Source Capital, Inc.	3.1%
FS Credit Opportunities Corp.	3.1%

C000169822 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Flexible MunicipalHigh Income ETF
Class Name	First Trust Flexible MunicipalHigh Income ETF
Trading Symbol	MFLX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Flexible Municipal High Income ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MFLX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MFLX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Flexible Municipal High Income ETF	$37(1)	0.75%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 37	[3]
Expense Ratio, Percent	0.75%	[3],[4]
Net Assets	$ 14,699,632
Holdings Count | Holding	67
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$14,699,632
Total number of portfolio holdings	67
Portfolio turnover rate	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Municipal Bonds	90.2%
Closed-End Funds	8.0%
Net Other Assets and Liabilities	1.8%
Total	100.0%
Credit Quality (1)
(1) This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The ratings for the CEF portion of the Fund are provided by Morningstar. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The ratings for the CEF portion of the Fund are provided by Morningstar. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
C000178745 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust TCW OpportunisticFixed Income ETF
Class Name	First Trust TCW OpportunisticFixed Income ETF
Trading Symbol	FIXD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust TCW Opportunistic Fixed Income ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FIXD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust TCW Opportunistic Fixed Income ETF	$32	0.64%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[5]
Net Assets	$ 4,322,788,438
Holdings Count | Holding	842
Investment Company Portfolio Turnover	214.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$4,322,788,438
Total number of portfolio holdings	842
Portfolio turnover rate	214%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.00%, 02/28/30	7.0%
U.S. Treasury Bond, 4.63%, 11/15/44	4.7%
U.S. Treasury Note, 4.25%, 01/31/30	4.6%
U.S. Treasury Bond, 4.63%, 02/15/55	3.8%
U.S. Treasury Note, 4.63%, 02/15/35	2.7%
U.S. Treasury Note, 4.25%, 02/15/28	2.1%
Federal National Mortgage Association, Pool TBA, 3.50%, 03/15/55	2.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%	1.8%
U.S. Treasury Note, 4.13%, 02/28/27	1.3%
Government National Mortgage Association, Pool TBA, 5.00%, 03/15/55	1.3%
Credit Quality (1)
Any amount shown as 0.0% represents less than 0.1%.
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.00%, 02/28/30	7.0%
U.S. Treasury Bond, 4.63%, 11/15/44	4.7%
U.S. Treasury Note, 4.25%, 01/31/30	4.6%
U.S. Treasury Bond, 4.63%, 02/15/55	3.8%
U.S. Treasury Note, 4.63%, 02/15/35	2.7%
U.S. Treasury Note, 4.25%, 02/15/28	2.1%
Federal National Mortgage Association, Pool TBA, 3.50%, 03/15/55	2.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%	1.8%
U.S. Treasury Note, 4.13%, 02/28/27	1.3%
Government National Mortgage Association, Pool TBA, 5.00%, 03/15/55	1.3%

C000200735 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust TCW Unconstrained PlusBond ETF
Class Name	First Trust TCW Unconstrained PlusBond ETF
Trading Symbol	UCON
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust TCW Unconstrained Plus Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/UCON. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/UCON
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust TCW Unconstrained Plus Bond ETF	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[6]
Net Assets	$ 3,486,384,021
Holdings Count | Holding	1,093
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$3,486,384,021
Total number of portfolio holdings	1,093
Portfolio turnover rate	128%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.00%, 02/28/30	12.0%
U.S. Treasury Note, 4.25%, 01/31/30	7.4%
Government National Mortgage Association, Pool TBA, 5.50%, 03/15/55	1.4%
Government National Mortgage Association, Pool TBA, 5.00%, 03/15/55	1.1%
Federal National Mortgage Association, Pool TBA, 4.50%, 04/15/55	1.1%
Federal National Mortgage Association, Pool TBA, 2.50%, 03/15/55	1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%	0.9%
Federal National Mortgage Association, Series 2024-82, Class CF, 5.70%, 11/25/54	0.9%
Federal National Mortgage Association, Pool TBA, 3.50%, 03/15/55	0.9%
Federal National Mortgage Association, Pool TBA, 5.00%, 03/15/55	0.8%
Credit Quality (1)
Any amount shown as 0.0% represents less than 0.1%.
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.00%, 02/28/30	12.0%
U.S. Treasury Note, 4.25%, 01/31/30	7.4%
Government National Mortgage Association, Pool TBA, 5.50%, 03/15/55	1.4%
Government National Mortgage Association, Pool TBA, 5.00%, 03/15/55	1.1%
Federal National Mortgage Association, Pool TBA, 4.50%, 04/15/55	1.1%
Federal National Mortgage Association, Pool TBA, 2.50%, 03/15/55	1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%	0.9%
Federal National Mortgage Association, Series 2024-82, Class CF, 5.70%, 11/25/54	0.9%
Federal National Mortgage Association, Pool TBA, 3.50%, 03/15/55	0.9%
Federal National Mortgage Association, Pool TBA, 5.00%, 03/15/55	0.8%

C000205110 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Low DurationStrategic Focus ETF
Class Name	First Trust Low DurationStrategic Focus ETF
Trading Symbol	LDSF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Low Duration Strategic Focus ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LDSF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LDSF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Low Duration Strategic Focus ETF	$10(1)	0.20%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 10	[7]
Expense Ratio, Percent	0.20%	[7],[8]
Net Assets	$ 117,310,236
Holdings Count | Holding	8
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$117,310,236
Total number of portfolio holdings	8
Portfolio turnover rate	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000211017 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - August
Class Name	FT Vest U.S. Equity Buffer ETF - August
Trading Symbol	FAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - August (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - August	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[9]
Net Assets	$ 905,531,452
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$905,531,452
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	101.8%
Written Options	(2.4%)
Net Other Assets and Liabilities	(0.2%)
Total	100.0%

C000211018 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - August
Class Name	FT Vest U.S. EquityDeep Buffer ETF - August
Trading Symbol	DAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - August (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - August	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[10]
Net Assets	$ 315,138,594
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$315,138,594
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	101.9%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000214901 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - November
Class Name	FT Vest U.S. Equity Buffer ETF - November
Trading Symbol	FNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - November (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - November	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[11]
Net Assets	$ 956,335,290
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$956,335,290
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	102.2%
Written Options	(3.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000214903 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - November
Class Name	FT Vest U.S. EquityDeep Buffer ETF - November
Trading Symbol	DNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - November (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - November	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[12]
Net Assets	$ 325,997,408
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$325,997,408
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	101.2%
Written Options	(2.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000215122 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Factor Large Cap ETF
Class Name	First Trust Active Factor Large Cap ETF
Trading Symbol	AFLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Active Factor Large Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFLG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AFLG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Large Cap ETF	$28	0.55%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[13]
Net Assets	$ 195,665,370
Holdings Count | Holding	262
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$195,665,370
Total number of portfolio holdings	262
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Apple, Inc.	7.6%
NVIDIA Corp.	4.7%
Microsoft Corp.	4.1%
Meta Platforms, Inc., Class A	2.5%
Amazon.com, Inc.	2.1%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.2%
Walmart, Inc.	1.0%
Hartford Financial Services Group (The), Inc.	1.0%
Cisco Systems, Inc.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	7.6%
NVIDIA Corp.	4.7%
Microsoft Corp.	4.1%
Meta Platforms, Inc., Class A	2.5%
Amazon.com, Inc.	2.1%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.2%
Walmart, Inc.	1.0%
Hartford Financial Services Group (The), Inc.	1.0%
Cisco Systems, Inc.	1.0%

C000215123 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Factor Mid Cap ETF
Class Name	First Trust Active Factor Mid Cap ETF
Trading Symbol	AFMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Active Factor Mid Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFMC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AFMC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Mid Cap ETF	$32	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[14]
Net Assets	$ 42,843,143
Holdings Count | Holding	252
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$42,843,143
Total number of portfolio holdings	252
Portfolio turnover rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Sprouts Farmers Market, Inc.	1.5%
United Therapeutics Corp.	1.5%
Unum Group	1.4%
Old Republic International Corp.	1.3%
Exelixis, Inc.	1.2%
MGIC Investment Corp.	1.1%
Allison Transmission Holdings, Inc.	1.1%
Toll Brothers, Inc.	1.1%
InterDigital, Inc.	1.1%
EMCOR Group, Inc.	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Sprouts Farmers Market, Inc.	1.5%
United Therapeutics Corp.	1.5%
Unum Group	1.4%
Old Republic International Corp.	1.3%
Exelixis, Inc.	1.2%
MGIC Investment Corp.	1.1%
Allison Transmission Holdings, Inc.	1.1%
Toll Brothers, Inc.	1.1%
InterDigital, Inc.	1.1%
EMCOR Group, Inc.	1.1%

C000215124 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Factor Small Cap ETF
Class Name	First Trust Active Factor Small Cap ETF
Trading Symbol	AFSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Active Factor Small Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFSM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AFSM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Small Cap ETF	$36	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[15]
Net Assets	$ 33,386,178
Holdings Count | Holding	316
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$33,386,178
Total number of portfolio holdings	316
Portfolio turnover rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
InterDigital, Inc.	1.4%
Corcept Therapeutics, Inc.	1.2%
Carpenter Technology Corp.	1.2%
Bancorp (The), Inc.	1.1%
SkyWest, Inc.	1.1%
Sprouts Farmers Market, Inc.	1.0%
Catalyst Pharmaceuticals, Inc.	1.0%
Alkermes PLC	0.9%
Preferred Bank	0.9%
Archrock, Inc.	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
InterDigital, Inc.	1.4%
Corcept Therapeutics, Inc.	1.2%
Carpenter Technology Corp.	1.2%
Bancorp (The), Inc.	1.1%
SkyWest, Inc.	1.1%
Sprouts Farmers Market, Inc.	1.0%
Catalyst Pharmaceuticals, Inc.	1.0%
Alkermes PLC	0.9%
Preferred Bank	0.9%
Archrock, Inc.	0.9%

C000216581 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-ManagerLarge Growth ETF
Class Name	First Trust Multi-ManagerLarge Growth ETF
Trading Symbol	MMLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi-Manager Large Growth ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MMLG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MMLG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Manager Large Growth ETF	$44	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[16]
Net Assets	$ 76,199,677
Holdings Count | Holding	79
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$76,199,677
Total number of portfolio holdings	79
Portfolio turnover rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	7.3%
Amazon.com, Inc.	6.0%
Microsoft Corp.	5.4%
Apple, Inc.	5.3%
Meta Platforms, Inc., Class A	4.8%
ServiceNow, Inc.	3.4%
Broadcom, Inc.	3.3%
Netflix, Inc.	3.1%
Atlassian Corp., Class A	3.1%
Spotify Technology S.A.	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.3%
Amazon.com, Inc.	6.0%
Microsoft Corp.	5.4%
Apple, Inc.	5.3%
Meta Platforms, Inc., Class A	4.8%
ServiceNow, Inc.	3.4%
Broadcom, Inc.	3.3%
Netflix, Inc.	3.1%
Atlassian Corp., Class A	3.1%
Spotify Technology S.A.	3.0%

C000217668 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - February
Class Name	FT Vest U.S. Equity Buffer ETF - February
Trading Symbol	FFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - February (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - February	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[17]
Net Assets	$ 904,954,193
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$904,954,193
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	102.9%
Written Options	(4.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000217670 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - February
Class Name	FT Vest U.S. EquityDeep Buffer ETF - February
Trading Symbol	DFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - February (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - February	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[18]
Net Assets	$ 291,562,472
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$291,562,472
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	101.5%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000218407 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - May
Class Name	FT Vest U.S. Equity Buffer ETF - May
Trading Symbol	FMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - May (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - May	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[19]
Net Assets	$ 874,678,018
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$874,678,018
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	101.3%
Written Options	(1.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000218409 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - May
Class Name	FT Vest U.S. Equity Deep Buffer ETF - May
Trading Symbol	DMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - May (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - May	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[20]
Net Assets	$ 228,286,860
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$228,286,860
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	101.4%
Written Options	(1.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000218639 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust TCW Securitized Plus ETF
Class Name	First Trust TCW Securitized Plus ETF
Trading Symbol	DEED
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust TCW Securitized Plus ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DEED. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DEED
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust TCW Securitized Plus ETF	$37	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[21]
Net Assets	$ 76,446,266
Holdings Count | Holding	299
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$76,446,266
Total number of portfolio holdings	299
Portfolio turnover rate	69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Government National Mortgage Association, Pool TBA, 4.00%, 03/15/55	1.9%
Government National Mortgage Association, Pool TBA, 5.50%, 03/15/55	1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%	1.7%
U.S. Treasury Note, 4.13%, 02/28/27	1.5%
U.S. Treasury Bill, 0.00%, 04/22/25	1.3%
Federal Home Loan Mortgage Corporation, Pool QD7088, 2.00%, 02/01/52	1.2%
Federal National Mortgage Association, Pool FS0139, 2.50%, 01/01/52	1.2%
Government National Mortgage Association, Pool TBA, 2.00%, 03/15/55	1.2%
Government National Mortgage Association, Pool TBA, 2.50%, 03/15/55	1.1%
Federal National Mortgage Association, Pool BV8477, 3.00%, 05/01/52	1.1%
Credit Quality (1)
Any amount shown as 0.0% represents less than 0.1%.
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
Government National Mortgage Association, Pool TBA, 4.00%, 03/15/55	1.9%
Government National Mortgage Association, Pool TBA, 5.50%, 03/15/55	1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%	1.7%
U.S. Treasury Note, 4.13%, 02/28/27	1.5%
U.S. Treasury Bill, 0.00%, 04/22/25	1.3%
Federal Home Loan Mortgage Corporation, Pool QD7088, 2.00%, 02/01/52	1.2%
Federal National Mortgage Association, Pool FS0139, 2.50%, 01/01/52	1.2%
Government National Mortgage Association, Pool TBA, 2.00%, 03/15/55	1.2%
Government National Mortgage Association, Pool TBA, 2.50%, 03/15/55	1.1%
Federal National Mortgage Association, Pool BV8477, 3.00%, 05/01/52	1.1%

C000219511 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Buffer ETF
Class Name	FT Vest Laddered Buffer ETF
Trading Symbol	BUFR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Laddered Buffer ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Buffer ETF	$5(1)	0.10%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 5	[22]
Expense Ratio, Percent	0.10%	[22],[23]
Net Assets	$ 6,487,455,844
Holdings Count | Holding	13
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$6,487,455,844
Total number of portfolio holdings	13
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000219662 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - June
Class Name	FT Vest U.S. Equity Buffer ETF - June
Trading Symbol	FJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - June (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - June	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[24]
Net Assets	$ 933,008,222
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$933,008,222
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	101.0%
Written Options	(1.5%)
Net Other Assets and Liabilities	(0.2%)
Total	100.0%

C000219664 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - June
Class Name	FT Vest U.S. Equity Deep Buffer ETF - June
Trading Symbol	DJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - June (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - June	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[25]
Net Assets	$ 239,963,041
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$239,963,041
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.0%
Written Options	(1.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000220038 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - July
Class Name	FT Vest U.S. Equity Deep Buffer ETF - July
Trading Symbol	DJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - July (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - July	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[26]
Net Assets	$ 342,201,980
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$342,201,980
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.4%
Written Options	(1.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000220040 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - July
Class Name	FT Vest U.S. Equity Buffer ETF - July
Trading Symbol	FJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - July (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - July	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[27]
Net Assets	$ 961,735,263
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$961,735,263
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.3%
Written Options	(1.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000221308 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - September
Class Name	FT Vest U.S. Equity Buffer ETF - September
Trading Symbol	FSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - September (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - September	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[28]
Net Assets	$ 861,108,909
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$861,108,909
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	101.8%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000221311 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - September
Class Name	FT Vest U.S. EquityDeep Buffer ETF - September
Trading Symbol	DSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - September (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - September	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[29]
Net Assets	$ 253,259,846
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$253,259,846
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	101.8%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000222135 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - October
Class Name	FT Vest U.S. Equity Buffer ETF - October
Trading Symbol	FOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - October (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - October	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[30]
Net Assets	$ 866,232,920
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$866,232,920
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	101.7%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000222137 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - October
Class Name	FT Vest U.S. EquityDeep Buffer ETF - October
Trading Symbol	DOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - October (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - October	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[31]
Net Assets	$ 302,930,660
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$302,930,660
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	101.0%
Written Options	(1.8%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000223224 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - December
Class Name	FT Vest U.S. Equity Buffer ETF - December
Trading Symbol	FDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - December (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - December	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[32]
Net Assets	$ 1,013,762,224
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$1,013,762,224
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	102.2%
Written Options	(3.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000223226 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - December
Class Name	FT Vest U.S. EquityDeep Buffer ETF - December
Trading Symbol	DDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - December (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - December	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[33]
Net Assets	$ 332,163,639
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$332,163,639
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	101.2%
Written Options	(2.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000223312 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - December
Class Name	FT Vest Nasdaq-100® Buffer ETF - December
Trading Symbol	QDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - December (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - December	$46	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[34]
Net Assets	$ 529,173,830
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$529,173,830
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	104.1%
Written Options	(5.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000223318 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity ModerateBuffer ETF - December
Class Name	FT Vest International Equity ModerateBuffer ETF - December
Trading Symbol	YDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - December (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - December	$44	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[35]
Net Assets	$ 62,584,563
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$62,584,563
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.3%
Written Options	(3.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000224230 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - January
Class Name	FT Vest U.S. Equity Buffer ETF - January
Trading Symbol	FJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - January (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - January	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[36]
Net Assets	$ 943,890,666
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$943,890,666
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.6%
Written Options	(3.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000224232 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - January
Class Name	FT Vest U.S. EquityDeep Buffer ETF - January
Trading Symbol	DJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - January (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - January	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[37]
Net Assets	$ 344,748,944
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$344,748,944
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	101.2%
Written Options	(2.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000224383 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Deep Buffer ETF
Class Name	FT Vest Laddered Deep Buffer ETF
Trading Symbol	BUFD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Laddered Deep Buffer ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Deep Buffer ETF	$5(1)	0.10%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 5	[38]
Expense Ratio, Percent	0.10%	[38],[39]
Net Assets	$ 1,213,007,783
Holdings Count | Holding	13
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$1,213,007,783
Total number of portfolio holdings	13
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000224778 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust TCW Emerging Markets Debt ETF
Class Name	First Trust TCW Emerging Markets Debt ETF
Trading Symbol	EFIX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust TCW Emerging Markets Debt ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EFIX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EFIX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust TCW Emerging Markets Debt ETF	$48	0.95%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[40]
Net Assets	$ 41,240,400
Holdings Count | Holding	195
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$41,240,400
Total number of portfolio holdings	195
Portfolio turnover rate	55%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Senegal Government International Bond, Series 7Y, 7.75%, 06/10/31	1.8%
Saudi Government International Bond, 5.00%, 01/16/34	1.8%
Saudi Government International Bond, 5.75%, 01/16/54	1.7%
Oman Government International Bond, 6.25%, 01/25/31	1.5%
Gabon Government International Bond, 6.63%, 02/06/31	1.4%
Egypt Government International Bond, 7.30%, 09/30/33	1.3%
Greensaif Pipelines Bidco Sarl, 6.13%, 02/23/38	1.3%
Senegal Government International Bond, 6.25%, 05/23/33	1.2%
Israel Government International Bond, Series 10Y, 5.50%, 03/12/34	1.2%
Mexico Government International Bond, 6.35%, 02/09/35	1.1%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
Senegal Government International Bond, Series 7Y, 7.75%, 06/10/31	1.8%
Saudi Government International Bond, 5.00%, 01/16/34	1.8%
Saudi Government International Bond, 5.75%, 01/16/54	1.7%
Oman Government International Bond, 6.25%, 01/25/31	1.5%
Gabon Government International Bond, 6.63%, 02/06/31	1.4%
Egypt Government International Bond, 7.30%, 09/30/33	1.3%
Greensaif Pipelines Bidco Sarl, 6.13%, 02/23/38	1.3%
Senegal Government International Bond, 6.25%, 05/23/33	1.2%
Israel Government International Bond, Series 10Y, 5.50%, 03/12/34	1.2%
Mexico Government International Bond, 6.35%, 02/09/35	1.1%

C000224911 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - June
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - June
Trading Symbol	XJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[41]
Net Assets	$ 160,570,675
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$160,570,675
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	112.9%
Written Options	(13.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000226050 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - March
Class Name	FT Vest U.S. Equity Buffer ETF - March
Trading Symbol	FMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - March (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - March	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[42]
Net Assets	$ 813,773,855
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$813,773,855
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	101.1%
Written Options	(1.3%)
Net Other Assets and Liabilities	(0.2%)
Total	100.0%

C000226051 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - March
Class Name	FT Vest U.S. EquityDeep Buffer ETF - March
Trading Symbol	DMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - March (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - March	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[43]
Net Assets	$ 258,545,669
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$258,545,669
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	102.0%
Written Options	(2.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000226054 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - March
Class Name	FT Vest Nasdaq-100® Buffer ETF - March
Trading Symbol	QMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - March (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - March	$46	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[44]
Net Assets	$ 442,624,873
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$442,624,873
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	100.6%
Written Options	(0.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000226055 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity ModerateBuffer ETF - March
Class Name	FT Vest International Equity ModerateBuffer ETF - March
Trading Symbol	YMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - March (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - March	$44	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[45]
Net Assets	$ 103,324,092
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$103,324,092
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	99.8%
Written Options	(0.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000226537 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - April
Class Name	FT Vest U.S. Equity Buffer ETF - April
Trading Symbol	FAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - April (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - April	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[46]
Net Assets	$ 749,687,086
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$749,687,086
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	103.7%
Written Options	(4.0%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000226539 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity DeepBuffer ETF - April
Class Name	FT Vest U.S. Equity DeepBuffer ETF - April
Trading Symbol	DAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - April (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - April	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[47]
Net Assets	$ 263,372,763
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$263,372,763
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	105.2%
Written Options	(5.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000227373 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Innovation Leaders ETF
Class Name	First Trust Innovation Leaders ETF
Trading Symbol	ILDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Innovation Leaders ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ILDR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ILDR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Innovation Leaders ETF	$39	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[48]
Net Assets	$ 66,140,757
Holdings Count | Holding	67
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$66,140,757
Total number of portfolio holdings	67
Portfolio turnover rate	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.7%
Amazon.com, Inc.	6.6%
Oracle Corp.	5.5%
Microsoft Corp.	4.6%
Eli Lilly & Co.	4.4%
Uber Technologies, Inc.	3.2%
Meta Platforms, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
ServiceNow, Inc.	2.9%
Constellation Energy Corp.	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.7%
Amazon.com, Inc.	6.6%
Oracle Corp.	5.5%
Microsoft Corp.	4.6%
Eli Lilly & Co.	4.4%
Uber Technologies, Inc.	3.2%
Meta Platforms, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
ServiceNow, Inc.	2.9%
Constellation Energy Corp.	2.7%

C000227615 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Expanded Technology ETF
Class Name	First Trust Expanded Technology ETF
Trading Symbol	XPND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Expanded Technology ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XPND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XPND
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Expanded Technology ETF	$34	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[49]
Net Assets	$ 27,654,113
Holdings Count | Holding	51
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$27,654,113
Total number of portfolio holdings	51
Portfolio turnover rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	5.2%
Visa, Inc., Class A	5.1%
Netflix, Inc.	4.9%
T-Mobile US, Inc.	4.9%
Cisco Systems, Inc.	4.8%
Mastercard, Inc., Class A	4.8%
International Business Machines Corp.	4.6%
Apple, Inc.	4.5%
Walt Disney (The) Co.	4.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	5.2%
Visa, Inc., Class A	5.1%
Netflix, Inc.	4.9%
T-Mobile US, Inc.	4.9%
Cisco Systems, Inc.	4.8%
Mastercard, Inc., Class A	4.8%
International Business Machines Corp.	4.6%
Apple, Inc.	4.5%
Walt Disney (The) Co.	4.1%

C000227832 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - June
Class Name	FT Vest Nasdaq-100® Buffer ETF - June
Trading Symbol	QJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - June (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - June	$46	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[50]
Net Assets	$ 494,178,767
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$494,178,767
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.0%
Written Options	(1.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000227834 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity Moderate Buffer ETF - June
Class Name	FT Vest International Equity Moderate Buffer ETF - June
Trading Symbol	YJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - June (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - June	$45	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[51]
Net Assets	$ 164,500,009
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$164,500,009
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	100.1%
Written Options	(0.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000230294 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - September
Class Name	FT Vest Nasdaq-100® Buffer ETF - September
Trading Symbol	QSPT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - September (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QSPT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QSPT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - September	$46	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[52]
Net Assets	$ 376,620,469
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$376,620,469
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	103.2%
Written Options	(3.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000230296 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity Moderate Buffer ETF - September
Class Name	FT Vest International Equity Moderate Buffer ETF - September
Trading Symbol	YSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - September (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - September	$44	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[53]
Net Assets	$ 84,983,798
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$84,983,798
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	100.7%
Written Options	(1.5%)
Net Other Assets and Liabilities	0.1%
Total	100.0%

C000230301 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - December
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - December
Trading Symbol	XDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[54]
Net Assets	$ 233,678,405
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$233,678,405
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	109.5%
Written Options	(10.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000230351 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SkyBridgeCrypto Industry and Digital Economy ETF
Class Name	First Trust SkyBridgeCrypto Industry and Digital Economy ETF
Trading Symbol	CRPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CRPT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/CRPT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SkyBridge Crypto Industry and Digital Economy ETF	$48	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.85%	[55]
Net Assets	$ 84,520,198
Holdings Count | Holding	30
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$84,520,198
Total number of portfolio holdings	30
Portfolio turnover rate	167%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Galaxy Digital Holdings Ltd.	12.0%
Coinbase Global, Inc., Class A	11.6%
iShares Bitcoin Trust ETF	5.2%
Fidelity Wise Origin Bitcoin Fund	4.7%
IREN, Ltd.	4.3%
MARA Holdings, Inc.	4.3%
Cipher Mining, Inc.	4.3%
Cleanspark, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Galaxy Digital Holdings Ltd.	12.0%
Coinbase Global, Inc., Class A	11.6%
iShares Bitcoin Trust ETF	5.2%
Fidelity Wise Origin Bitcoin Fund	4.7%
IREN, Ltd.	4.3%
MARA Holdings, Inc.	4.3%
Cipher Mining, Inc.	4.3%
Cleanspark, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%

C000230440 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-ManagerSmall Cap Opportunities ETF
Class Name	First Trust Multi-ManagerSmall Cap Opportunities ETF
Trading Symbol	MMSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MMSC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MMSC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Manager Small Cap Opportunities ETF	$47	0.95%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[56]
Net Assets	$ 24,587,203
Holdings Count | Holding	209
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$24,587,203
Total number of portfolio holdings	209
Portfolio turnover rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
CyberArk Software Ltd.	2.1%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.0%
BellRing Brands, Inc.	1.8%
Palomar Holdings, Inc.	1.4%
Kratos Defense & Security Solutions, Inc.	1.1%
Sprouts Farmers Market, Inc.	1.1%
TechnipFMC PLC	1.0%
Clearwater Analytics Holdings, Inc., Class A	1.0%
HealthEquity, Inc.	1.0%
Globus Medical, Inc., Class A	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software Ltd.	2.1%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.0%
BellRing Brands, Inc.	1.8%
Palomar Holdings, Inc.	1.4%
Kratos Defense & Security Solutions, Inc.	1.1%
Sprouts Farmers Market, Inc.	1.1%
TechnipFMC PLC	1.0%
Clearwater Analytics Holdings, Inc., Class A	1.0%
HealthEquity, Inc.	1.0%
Globus Medical, Inc., Class A	1.0%

C000231328 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Buffered Allocation Growth ETF
Class Name	FT Vest Buffered Allocation Growth ETF
Trading Symbol	BUFG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Buffered Allocation Growth ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Buffered Allocation Growth ETF	$10(1)	0.20%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 10	[57]
Expense Ratio, Percent	0.20%	[57],[58]
Net Assets	$ 262,291,063
Holdings Count | Holding	8
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$262,291,063
Total number of portfolio holdings	8
Portfolio turnover rate	89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000231330 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Buffered Allocation Defensive ETF
Class Name	FT Vest Buffered Allocation Defensive ETF
Trading Symbol	BUFT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Buffered Allocation Defensive ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Buffered Allocation Defensive ETF	$10(1)	0.20%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 10	[59]
Expense Ratio, Percent	0.20%	[59],[60]
Net Assets	$ 123,944,964
Holdings Count | Holding	8
Investment Company Portfolio Turnover	179.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$123,944,964
Total number of portfolio holdings	8
Portfolio turnover rate	179%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000236305 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Nasdaq Buffer ETF
Class Name	FT Vest Laddered Nasdaq Buffer ETF
Trading Symbol	BUFQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Laddered Nasdaq Buffer ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFQ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Nasdaq Buffer ETF	$5(1)	0.10%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 5	[61]
Expense Ratio, Percent	0.10%	[61],[62]
Net Assets	$ 926,734,033
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$926,734,033
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000237796 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance& Moderate Buffer ETF - September
Class Name	FT Vest U.S. Equity Enhance& Moderate Buffer ETF - September
Trading Symbol	XSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[63]
Net Assets	$ 110,318,688
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$110,318,688
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	111.6%
Written Options	(12.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000239915 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small CapModerate Buffer ETF - May
Class Name	FT Vest U.S. Small CapModerate Buffer ETF - May
Trading Symbol	SMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - May (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - May	$45	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[64]
Net Assets	$ 73,345,564
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$73,345,564
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	100.3%
Written Options	(0.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000240186 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - January
Class Name	FT Vest U.S. EquityModerate Buffer ETF - January
Trading Symbol	GJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - January (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - January	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[65]
Net Assets	$ 384,211,695
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$384,211,695
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.4%
Written Options	(3.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000240568 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Strategy Alternative ETF
Class Name	First Trust Multi-Strategy Alternative ETF
Trading Symbol	LALT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi-Strategy Alternative ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LALT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LALT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Alternative ETF	$10(1)	0.20%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 10	[66]
Expense Ratio, Percent	0.20%	[66],[67]
Net Assets	$ 15,942,984
Holdings Count | Holding	8
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$15,942,984
Total number of portfolio holdings	8
Portfolio turnover rate	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Net Other Assets and Liabilities	0.1%
Total	100.0%

C000240892 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - February
Class Name	FT Vest U.S. EquityModerate Buffer ETF - February
Trading Symbol	GFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - February (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - February	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[68]
Net Assets	$ 298,874,159
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$298,874,159
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.8%
Written Options	(3.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000241255 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - March
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - March
Trading Symbol	XMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[69]
Net Assets	$ 167,060,857
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$167,060,857
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	119.6%
Written Options	(19.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000241257 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - March
Class Name	FT Vest U.S. EquityModerate Buffer ETF - March
Trading Symbol	GMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - March (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - March	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[70]
Net Assets	$ 288,839,123
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$288,839,123
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	102.7%
Written Options	(2.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000241464 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - April
Class Name	FT Vest U.S. EquityModerate Buffer ETF - April
Trading Symbol	GAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - April (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - April	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[71]
Net Assets	$ 245,128,579
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$245,128,579
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	105.7%
Written Options	(6.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000241937 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - May
Class Name	FT Vest U.S. EquityModerate Buffer ETF - May
Trading Symbol	GMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - May (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - May	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[72]
Net Assets	$ 218,016,804
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$218,016,804
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	102.4%
Written Options	(2.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000242927 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - August
Class Name	FT Vest U.S. EquityModerate Buffer ETF - August
Trading Symbol	GAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - August (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - August	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[73]
Net Assets	$ 191,042,921
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$191,042,921
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	102.6%
Written Options	(3.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000242928 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - July
Class Name	FT Vest U.S. EquityModerate Buffer ETF - July
Trading Symbol	GJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - July (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - July	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[74]
Net Assets	$ 283,833,235
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$283,833,235
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	102.0%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000242929 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - June
Class Name	FT Vest U.S. EquityModerate Buffer ETF - June
Trading Symbol	GJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - June (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - June	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[75]
Net Assets	$ 278,169,431
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$278,169,431
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	101.6%
Written Options	(2.1%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000242934 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - December
Class Name	FT Vest U.S. EquityModerate Buffer ETF - December
Trading Symbol	GDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - December (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - December	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[76]
Net Assets	$ 451,571,338
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$451,571,338
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	102.2%
Written Options	(3.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000242935 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - November
Class Name	FT Vest U.S. EquityModerate Buffer ETF - November
Trading Symbol	GNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - November (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - November	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[77]
Net Assets	$ 280,075,429
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$280,075,429
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	102.2%
Written Options	(3.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000242936 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - October
Class Name	FT Vest U.S. EquityModerate Buffer ETF - October
Trading Symbol	GOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - October (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - October	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[78]
Net Assets	$ 211,642,735
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$211,642,735
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	101.8%
Written Options	(2.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000242937 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - September
Class Name	FT Vest U.S. EquityModerate Buffer ETF - September
Trading Symbol	GSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - September (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - September	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[79]
Net Assets	$ 206,714,938
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$206,714,938
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	102.4%
Written Options	(3.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000243241 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Moderate Buffer ETF
Class Name	FT Vest Laddered Moderate Buffer ETF
Trading Symbol	BUFZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Laddered Moderate Buffer ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Moderate Buffer ETF	$5(1)	0.10%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 5	[80]
Expense Ratio, Percent	0.10%	[80],[81]
Net Assets	$ 405,860,553
Holdings Count | Holding	13
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$405,860,553
Total number of portfolio holdings	13
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000243421 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - August
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - August
Trading Symbol	XAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[82]
Net Assets	$ 31,164,022
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$31,164,022
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	113.4%
Written Options	(14.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000243422 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - July
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - July
Trading Symbol	XJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[83]
Net Assets	$ 44,934,678
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$44,934,678
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	112.9%
Written Options	(13.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000244041 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small Cap Moderate Buffer ETF - August
Class Name	FT Vest U.S. Small Cap Moderate Buffer ETF - August
Trading Symbol	SAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - August (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - August	$45	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[84]
Net Assets	$ 80,566,364
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$80,566,364
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	101.6%
Written Options	(2.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000244790 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityBuffer & Premium Income ETF - September
Class Name	FT Vest U.S. EquityBuffer & Premium Income ETF - September
Trading Symbol	XISE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - September (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XISE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XISE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - September	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[85]
Net Assets	$ 69,779,265
Holdings Count | Holding	12
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$69,779,265
Total number of portfolio holdings	12
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	3.3%
Money Market Funds	1.1%
Purchased Options	106.0%
Written Options	(10.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000245572 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April
Trading Symbol	XAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[86]
Net Assets	$ 44,222,899
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$44,222,899
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	126.4%
Written Options	(26.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000245573 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - February
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - February
Trading Symbol	XFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[87]
Net Assets	$ 32,939,362
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$32,939,362
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	110.4%
Written Options	(11.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000245574 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - January
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - January
Trading Symbol	XJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[88]
Net Assets	$ 36,468,790
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$36,468,790
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	109.5%
Written Options	(10.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000245575 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May
Trading Symbol	XMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[89]
Net Assets	$ 34,380,286
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$34,380,286
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	116.2%
Written Options	(16.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000245576 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - November
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - November
Trading Symbol	XNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[90]
Net Assets	$ 21,540,635
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$21,540,635
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	109.7%
Written Options	(10.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000245577 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - October
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - October
Trading Symbol	XOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[91]
Net Assets	$ 65,827,358
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$65,827,358
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	109.0%
Written Options	(9.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000246128 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small CapModerate Buffer ETF - November
Class Name	FT Vest U.S. Small CapModerate Buffer ETF - November
Trading Symbol	SNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - November (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - November	$45	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[92]
Net Assets	$ 112,076,206
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$112,076,206
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	103.1%
Written Options	(4.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000246681 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityBuffer & Premium Income ETF - December
Class Name	FT Vest U.S. EquityBuffer & Premium Income ETF - December
Trading Symbol	XIDE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - December (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIDE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XIDE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - December	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[93]
Net Assets	$ 23,477,175
Holdings Count | Holding	14
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$23,477,175
Total number of portfolio holdings	14
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	5.2%
Money Market Funds	1.5%
Purchased Options	103.2%
Written Options	(9.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000246916 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small CapModerate Buffer ETF - February
Class Name	FT Vest U.S. Small CapModerate Buffer ETF - February
Trading Symbol	SFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - February (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - February	$45	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[94]
Net Assets	$ 65,215,861
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$65,215,861
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	104.4%
Written Options	(5.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248689 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer & Premium Income ETF - March
Class Name	FT Vest U.S. Equity Buffer & Premium Income ETF - March
Trading Symbol	XIMR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - March (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIMR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XIMR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - March	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[95]
Net Assets	$ 30,288,887
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$30,288,887
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.3%
Purchased Options	114.6%
Written Options	(15.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248798 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® ModerateBuffer ETF - August
Class Name	FT Vest Nasdaq-100® ModerateBuffer ETF - August
Trading Symbol	QMAG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - August (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMAG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - August	$46	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[96]
Net Assets	$ 28,375,244
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$28,375,244
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	103.4%
Written Options	(3.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248799 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® ModerateBuffer ETF - February
Class Name	FT Vest Nasdaq-100® ModerateBuffer ETF - February
Trading Symbol	QMFE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - February (the “Fund”) for the period of February 21, 2025 (commencement of investment operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMFE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMFE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - February	$2(1)	0.90%(2)
(1)	The Fund commenced investment operations on February 21, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 2	[97]
Expense Ratio, Percent	0.90%	[98]
Net Assets	$ 17,748,016
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$17,748,016
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	104.4%
Written Options	(5.5%)
Net Other Assets and Liabilities	0.1%
Total	100.0%

C000248800 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® ModerateBuffer ETF - May
Class Name	FT Vest Nasdaq-100® ModerateBuffer ETF - May
Trading Symbol	QMMY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - May (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMMY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMMY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - May	$46	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[99]
Net Assets	$ 41,401,579
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$41,401,579
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	102.6%
Written Options	(2.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248801 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® ModerateBuffer ETF - November
Class Name	FT Vest Nasdaq-100® ModerateBuffer ETF - November
Trading Symbol	QMNV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - November (the “Fund”) for the period of November 15, 2024 (commencement of investment operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMNV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMNV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - November	$26(1)	0.90%(2)
(1)	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 26	[100]
Expense Ratio, Percent	0.90%	[101]
Net Assets	$ 46,729,847
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$46,729,847
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	103.9%
Written Options	(4.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248806 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - April
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - April
Trading Symbol	QCAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - April (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - April	$46	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[102]
Net Assets	$ 29,123,257
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$29,123,257
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	108.2%
Written Options	(8.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248807 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - January
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - January
Trading Symbol	QCJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - January (the “Fund”) for the period of January 17, 2025 (commencement of investment operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCJA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - January	$11(1)	0.90%(2)
(1)	The Fund commenced investment operations on January 17, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 11	[103]
Expense Ratio, Percent	0.90%	[104]
Net Assets	$ 39,454,865
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$39,454,865
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.7%
Written Options	(4.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248808 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - July
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - July
Trading Symbol	QCJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - July (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCJL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - July	$46	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[105]
Net Assets	$ 55,900,762
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$55,900,762
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	102.6%
Written Options	(3.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248809 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - October
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - October
Trading Symbol	QCOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - October (the “Fund”) for the period of October 18, 2024 (commencement of investment operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - October	$33(1)	0.90%(2)
(1)	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 33	[106]
Expense Ratio, Percent	0.90%	[107]
Net Assets	$ 34,461,291
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$34,461,291
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	103.7%
Written Options	(4.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000249954 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Small Cap Moderate Buffer ETF
Class Name	FT Vest Laddered Small Cap Moderate Buffer ETF
Trading Symbol	BUFS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Laddered Small Cap Moderate Buffer ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Small Cap Moderate Buffer ETF	$5(1)	0.10%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 5	[108]
Expense Ratio, Percent	0.10%	[108],[109]
Net Assets	$ 68,216,745
Holdings Count | Holding	5
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$68,216,745
Total number of portfolio holdings	5
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000249956 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered International Moderate Buffer ETF
Class Name	FT Vest Laddered International Moderate Buffer ETF
Trading Symbol	BUFY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Laddered International Moderate Buffer ETF (the “Fund”) for the period of September 25, 2024 (commencement of investment operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered International Moderate Buffer ETF	$4(1) (2)	0.10%(1) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	The Fund commenced investment operations on September 25, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(3)	Annualized.

Expenses Paid, Amount	$ 4	[110],[111]
Expense Ratio, Percent	0.10%	[110],[112]
Net Assets	$ 13,747,152
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$13,747,152
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000250352 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer & Premium Income ETF - June
Class Name	FT Vest U.S. Equity Buffer & Premium Income ETF - June
Trading Symbol	XIJN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - June (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIJN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XIJN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - June	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[113]
Net Assets	$ 9,246,289
Holdings Count | Holding	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$9,246,289
Total number of portfolio holdings	9
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	2.1%
Money Market Funds	1.0%
Purchased Options	108.8%
Written Options	(11.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

[1]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[2]	Annualized.
[3]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.
[34]	Annualized.
[35]	Annualized.
[36]	Annualized.
[37]	Annualized.
[38]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[39]	Annualized.
[40]	Annualized.
[41]	Annualized.
[42]	Annualized.
[43]	Annualized.
[44]	Annualized.
[45]	Annualized.
[46]	Annualized.
[47]	Annualized.
[48]	Annualized.
[49]	Annualized.
[50]	Annualized.
[51]	Annualized.
[52]	Annualized.
[53]	Annualized.
[54]	Annualized.
[55]	Annualized.
[56]	Annualized.
[57]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[58]	Annualized.
[59]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[60]	Annualized.
[61]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[62]	Annualized.
[63]	Annualized.
[64]	Annualized.
[65]	Annualized.
[66]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[67]	Annualized.
[68]	Annualized.
[69]	Annualized.
[70]	Annualized.
[71]	Annualized.
[72]	Annualized.
[73]	Annualized.
[74]	Annualized.
[75]	Annualized.
[76]	Annualized.
[77]	Annualized.
[78]	Annualized.
[79]	Annualized.
[80]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[81]	Annualized.
[82]	Annualized.
[83]	Annualized.
[84]	Annualized.
[85]	Annualized.
[86]	Annualized.
[87]	Annualized.
[88]	Annualized.
[89]	Annualized.
[90]	Annualized.
[91]	Annualized.
[92]	Annualized.
[93]	Annualized.
[94]	Annualized.
[95]	Annualized.
[96]	Annualized.
[97]	The Fund commenced investment operations on February 21, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[98]	Annualized.
[99]	Annualized.
[100]	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[101]	Annualized.
[102]	Annualized.
[103]	The Fund commenced investment operations on January 17, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[104]	Annualized.
[105]	Annualized.
[106]	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[107]	Annualized.
[108]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[109]	Annualized.
[110]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[111]	The Fund commenced investment operations on September 25, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[112]	Annualized.
[113]	Annualized.